Summary of Significant Accounting Policies - Schedule of Disaggregated Information of Revenues by Services (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue	$ 41,477	$ 39,759	$ 33,805
Financial and taxation solution services [Member]
Disaggregation of Revenue [Line Items]
Revenue by services	34,293	31,772	26,278
Education support services [Member]
Disaggregation of Revenue [Line Items]
Revenue by services	2,897	3,730	4,409
Software and maintenance services [Member]
Disaggregation of Revenue [Line Items]
Revenue by services	$ 4,287	$ 4,257	$ 3,118